FINANCIAL INVESTORS TRUST

Emerald Small Cap Value Fund
(the “Fund”)

     Supplement dated November 1, 2016 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated August 31, 2016, as further supplemented

Effective November 1, 2016, Steven E. Russell, Esq. has joined the portfolio management team with respect to the Emerald Small Cap Value Fund. Therefore, effective November 1, 2016, the following changes are being made with respect to the Fund.

Summary Prospectus/Summary Section

The following information is added to the end of the section titled “Portfolio Managers” in the Summary Prospectus and the Summary section of the Prospectus:

Steven E. Russell, Esq. has served as associate portfolio manager of the Fund since November 1, 2016.

Prospectus

The following information is added to the end of the section titled “The Portfolio Managers”:

Emerald Small Cap	Steven E. Russell, Esq.	Mr. Russell is an Assistant Vice President
Value Fund	Associate Portfolio Manager	for Emerald and Assistant Vice President
of Emerald Advisers, Inc. Prior to re-
joining Emerald Advisers, Inc. in 2005,
Mr. Russell founded a registered
investment adviser and served as
Managing Director of a private equity
firm. Mr. Russell served as a portfolio
manager and officer of Emerald Advisers,
Inc. from 1998 to 2004. He has also
served as a portfolio manager for the
Pennsylvania Public School Employee’s
Retirement System.

Statement of Additional Information

The following information is added to the table under the heading/subheading “PORTFOLIO MANAGER/Other Accounts Managed by Portfolio Managers” of the Statement of Additional Information:

Portfolio Manager	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

	Number	Total Assets	Number	Total Assets	Number	Total Assets
		(in millions)		(in millions)		(in millions)

Emerald Small Cap
Value Fund
Steven E. Russell, Esq.	0	$0	0	$0	0	$0

* Information regarding Steven E. Russell, Esq. is as of November 1, 2016.

The following information is added to the table under the heading/subheading “PORTFOLIO

MANAGER/Ownership of Securities” of the Statement of Additional Information:

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Emerald Small Cap Value Fund
Steven E. Russell, Esq.*	$0

*Information for Steven E. Russell, Esq. is as of November 1, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE